FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) d oz
Statement [Line Items]
Financial Instruments And Fair Value Measurements 1	98.00%
Financial Instruments And Fair Value Measurements 2	91.00%
Financial Instruments And Fair Value Measurements 3	2.00%
Financial Instruments And Fair Value Measurements 4	$ 2,031
Financial Instruments And Fair Value Measurements 5	181
Financial Instruments And Fair Value Measurements 6	2,031
Financial Instruments And Fair Value Measurements 7	441
Financial Instruments And Fair Value Measurements 8	6,996
Financial Instruments And Fair Value Measurements 9	3,192
Financial Instruments And Fair Value Measurements 10	$ 2,710
Financial Instruments And Fair Value Measurements 11	5.00%
Financial Instruments And Fair Value Measurements 12	$ 71
Financial Instruments And Fair Value Measurements 13	5.00%
Financial Instruments And Fair Value Measurements 14	$ 567
Financial Instruments And Fair Value Measurements 15 | d	90
Financial Instruments And Fair Value Measurements 16 | oz	314,279
Financial Instruments And Fair Value Measurements 17 | oz	3,621
Financial Instruments And Fair Value Measurements 18	10.00%
Financial Instruments And Fair Value Measurements 19	$ 1,000